Condensed financial information of Deswell Industries, Inc. (Statements of Operations and Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Condensed Income Statements, Captions [Line Items]
Other income, net	$ 2,056	$ 1,190	$ 1,096
Loss before income taxes	(1,663)	(979)	(7,732)
Income taxes	328	482	382
Net loss attributable to Deswell Industries, Inc.	(1,991)	(1,461)	(8,114)
Unrealized gain (loss) on available-for-sale securities	718	(746)
Total comprehensive loss attributable to Deswell Industries, Inc.	(1,273)	(2,207)	(8,114)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings (loss) of subsidiaries	394	924	(6,049)
Operating expenses	2,385	2,385	2,066
Other income, net			1
Loss before income taxes	(1,991)	(1,461)	(8,114)
Income taxes
Net loss attributable to Deswell Industries, Inc.	(1,991)	(1,461)	(8,114)
Unrealized gain (loss) on available-for-sale securities	718	(746)
Total comprehensive loss attributable to Deswell Industries, Inc.	$ (1,273)	$ (2,207)	$ (8,114)